UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 21075

Dreyfus Institutional Cash Advantage Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	4/30
Date of reporting period:	4/30/14

FORM N-CSR

Item 1.                         Reports to Stockholders.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	Letter to Shareholders
5	Understanding Your Fund’s Expenses
5	Comparing Your Fund’s Expenses With Those of Other Funds
6	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
14	Financial Highlights
18	Notes to Financial Statements
26	Report of Independent Registered Public Accounting Firm
27	Important Tax Information
27	Proxy Results
28	Information About the Renewal of the Fund’s Management Agreement
33	Board Members Information
36	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus Institutional
Cash Advantage Fund

The Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

This annual report for Dreyfus Institutional Cash Advantage Fund covers the 12-month period ended April 30, 2014. During the reporting period, the fund’s Administrative Advantage shares produced a yield of 0.00%, Participant Advantage shares produced a yield of 0.00%, Institutional Advantage shares produced a yield of 0.06%, and Investor Advantage shares produced a yield of 0.00%.Taking into account the effects of compounding, the fund’s Administrative Advantage shares, Participant Advantage shares, Institutional Advantage shares, and Investor Advantage shares produced effective yields1 of 0.00%, 0.00%, 0.06%, and 0.00%, respectively.2

Despite volatility among long-term interest rates in a recovering U.S. economy, money market yields remained anchored near historical lows by an unchanged overnight federal funds rate between 0% and 0.25%.

U.S. Economic Recovery Gained Traction

The U.S. economic recovery gained momentum during the spring of 2013 as housing markets rebounded and the unemployment rate fell to 7.5%, a multi-year low. In May, the Federal Reserve Board (the “Fed”) reacted to stronger economic data by signaling that it would begin to curtail its quantitative easing program sooner than expected. Despite subsequent releases of data showing reduced manufacturing activity and an increase in the unemployment rate to 7.6%, investors responded to the policy shift by driving long-term interest rates higher.Their reaction appeared to be justified in June amid robust increases in home and automobile sales and the creation of 195,000 jobs. The U.S. economy grew at a 2.5% annualized rate during the second quarter of 2013.

Markets stabilized in July when investors realized that imminent increases in short-term rates were unlikely, even as the unemployment rate slid to 7.4%. The manufacturing sector expanded rapidly in August, and the unemployment rate dipped to 7.3%. Financial markets rallied in September when the Fed unexpectedly refrained from tapering its bond purchases. Yet, only 146,000 jobs were added even though the unemployment rate fell to 7.2%. U.S. economic activity accelerated to a robust 4.1% annualized rate during the third quarter.

October saw 204,000 new jobs, but furloughs of workers during a U.S. government shutdown drove the unemployment rate up to 7.3%. November showed a more robust recovery, including 274,000 new jobs and a 7.0% unemployment rate. Manufacturing activity accelerated in December as new orders reached their highest level in four years. The Fed responded to improved economic data by modestly reducing its monthly bond purchases, which helped drive yields of 10-year U.S. Treasury securities above 3% for the first time in two years. However, only 84,000 new jobs were created in December while the unemployment rate slid to 6.7%.The U.S. economy grew at a 2.6% annualized rate during the fourth quarter.

In January 2014, investors worried that downturns in the emerging markets could dampen the U.S. recovery. However, corporate earnings growth remained strong, and the unemployment rate declined to 6.6% with 144,000 new jobs. The Fed announced an additional reduction in quantitative easing at its January meeting.The U.S. economy appeared to regain strength in February when the manufacturing and service sectors posted gains. Although the unemployment rate ticked upward to 6.7%, 222,000 new jobs were created during the month.

Job creation remained robust in March with the addition of 203,000 positions, but the unemployment rate was unchanged at 6.7%. Manufacturing activity expanded modestly despite a decline in new orders, and the service sector marked its 50th consecutive month of growth. New data also showed an increase in real disposable personal incomes, but the housing market recovery appeared to moderate.The U.S. Department of Commerce later estimated that U.S. GDP expanded at only a 0.01% rate over the first quarter of the year due to harsh winter weather. Still, the Fed announced an additional reduction in its bond purchases at its March meeting.

Housing starts surged and home sales increased in April, lending credence to expectations of reaccelerating economic growth in the spring. 288,000 new jobs were created during the month, and the unemployment rate fell sharply to 6.3%, but some of the decline in unemployment was attributed to discouraged job-seekers leaving the workforce. The Fed announced another gradual cutback in quantitative easing in April.

The Fund

LETTER TO SHAREHOLDERS (continued)

Short-Term Rates Likely to Stay Low

Despite turbulence among long-term interest rates over the reporting period, money market yields remained steady near zero percent, and yield differences along the market’s maturity spectrum stayed relatively narrow. In addition, monetary policymakers backed away from previous unemployment and inflation targets in reiterating that they are unlikely to raise short-term interest rates this year, and we continue to monitor potential changes to the rules governing money market funds.

Therefore, as we have for some time, we have maintained the fund’s weighted average maturity in a market-neutral position, and we remain focused on well-established issuers with good liquidity characteristics.

Patricia A. Larkin
Senior Portfolio Manager
May 15, 2014
New York, N.Y.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSROs (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1 Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.
2 Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, the fund’s yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Cash Advantage Fund from November 1, 2013 to April 30, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2014
	Institutional	Administrative	Investor	Participant
	Advantage	Advantage	Advantage	Advantage
Expenses paid per $1,000†	$.55	$.84	$.79	$.84
Ending value (after expenses)	$1,000.30	$1,000.00	$1,000.00	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2014
	Institutional	Administrative	Investor	Participant
	Advantage	Advantage	Advantage	Advantage
Expenses paid per $1,000†	$.55	$.85	$.80	$.85
Ending value (after expenses)	$1,024.25	$1,023.95	$1,024.00	$1,023.95

† Expenses are equal to the fund’s annualized expense ratio of .11% for Institutional Advantage, .17% for Administrative
Advantage, .16% for Investor Advantage and .17% for Participant Advantage, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund

STATEMENT OF INVESTMENTS

April 30, 2014

	Principal
Negotiable Bank Certificates of Deposit—33.6%	Amount ($)		Value ($)
Bank of Montreal (Yankee)
0.28%, 5/1/14	100,000,000	[a]	100,000,000
Bank of Nova Scotia (Yankee)
0.28%, 5/1/14	495,000,000	[a]	494,988,066
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.24%, 5/1/14—9/11/14	400,000,000		400,000,000
Credit Industriel et Commercial (Yankee)
0.15%, 5/6/14	700,000,000		700,000,000
Credit Suisse New York (Yankee)
0.18%, 5/5/14	315,000,000		315,000,000
DZ Bank AG (Yankee)
0.25%, 9/5/14	300,000,000		300,000,000
Mitsubishi UFJ Trust and Banking Corp. (Yankee)
0.20%, 5/1/14	150,000,000		150,000,000
Mizuho Bank (Yankee)
0.20%, 6/20/14—8/1/14	550,000,000		550,000,000
Nordea Bank Finland (Yankee)
0.22%, 6/6/14	150,000,000		149,999,251
Norinchukin Bank (Yankee)
0.20%—0.21%, 6/10/14—7/28/14	750,000,000		749,998,890
Rabobank Nederland (Yankee)
0.21%—0.22%, 6/2/14—11/3/14	650,000,000		650,000,000
Royal Bank of Canada (Yankee)
0.27%—0.30%, 5/1/14	1,020,000,000	[a]	1,020,000,000
Skandinaviska Enskilda Banken (Yankee)
0.25%—0.26%, 9/4/14—9/29/14	325,000,000		325,000,000
Sumitomo Mitsui Banking Corp. (Yankee)
0.21%—0.25%, 5/1/14—8/25/14	900,000,000	[b]	900,000,000
Svenska Handelsbanken (Yankee)
0.21%, 7/21/14	390,000,000	[b]	390,004,382
Toronto Dominion Bank NY (Yankee)
0.20%—0.24%, 5/22/14—10/23/14	1,195,000,000	[a]	1,195,000,000
Wells Fargo Bank, NA
0.21%—0.27%, 5/1/14—6/9/14	705,000,000	[a]	705,000,000
Total Negotiable Bank Certificates of Deposit
(cost $9,094,990,589)			9,094,990,589

Commercial Paper—26.4%
Australia and New Zealand Banking Group Ltd.
0.23%, 5/30/14	100,000,000	[a,b]	100,000,000

	Principal
Commercial Paper (continued)	Amount ($)		Value ($)
Bank of Nova Scotia
0.21%, 8/4/14	250,000,000		249,861,458
Caisse des Depots et Consignations
0.14%, 7/16/14—7/25/14	500,000,000		499,841,722
Commonwealth
Bank of Australia
0.22%—0.26%, 5/6/14—6/13/14	428,200,000	[a,b]	428,194,123
CPPIB Capital Inc.
0.25%—0.30%, 1/12/15—2/11/15	300,000,000	[b]	299,436,389
Erste Abwicklungsanstalt
0.16%—0.17%, 5/27/14—7/11/14	210,000,000		209,957,830
General Electric Capital Corp.
0.21%, 8/7/14	90,000,000		89,948,550
HSBC Bank PLC
0.23%, 5/3/14	125,000,000	[a,b]	125,000,000
JP Morgan Securities LLC
0.25%, 9/8/14	500,000,000		499,548,611
JPMorgan Securities LLC
0.35%, 5/8/14	300,000,000	[a,b]	300,000,000
Mitsubishi UFJ Trust
and Banking Corp.
0.20%, 8/5/14	100,000,000		99,946,667
National Australia Funding (DE) Inc.
0.20%—0.24%, 5/14/14—7/15/14	800,000,000	[a,b]	799,875,000
Nordea Bank AB
0.23%, 10/24/14	500,000,000	[b]	499,450,000
NRW Bank
0.12%, 5/14/14—6/3/14	1,017,000,000	[b]	1,016,912,169
Pfizer
0.08%, 5/29/14	50,000,000	[b]	49,996,889
Rabobank USA Financial Corp.
0.22%, 10/7/14	500,000,000		499,514,167
Sumitomo Mitsui Banking Corp.
0.25%, 8/27/14	300,000,000	[b]	299,754,167
Sumitomo Mitsui Trust Bank
0.20%, 6/19/14	500,000,000	[b]	499,863,889
Westpac Banking Corp.
0.23%—0.31%, 5/1/14—1/2/15	600,000,000	[a,b]	599,795,000
Total Commercial Paper
(cost $7,166,896,631)			7,166,896,631

The Fund

STATEMENT OF INVESTMENTS (continued)

		Principal
Asset	-Backed Commercial Paper—5.1%	Amount ($)		Value ($)
	Alpine Securitization Corp.
	0.18%—0.19%, 6/9/14—6/18/14	890,000,000	[b]	889,797,283
	Collateralized Commercial Paper Program Co., LLC
	0.30%, 9/25/14—11/24/14	500,000,000		499,337,500
	Total Asset-Backed Commercial Paper
	(cost $1,389,134,783)			1,389,134,783

	Time Deposits—20.5%
	Australia and New Zealand
	Banking Group Ltd. (Grand Cayman)
	0.06%, 5/1/14	60,000,000		60,000,000
	Credit Agricole (Grand Cayman)
	0.08%, 5/1/14	680,000,000		680,000,000
	DnB Bank (Grand Cayman)
	0.04%, 5/1/14	300,000,000		300,000,000
	DZ Bank AG (Grand Cayman)
	0.07%, 5/1/14	620,000,000		620,000,000
	Lloyds Bank (London)
	0.06%, 5/1/14	1,150,000,000		1,150,000,000
	Natixis New York (Grand Cayman)
	0.09%, 5/1/14	1,261,000,000		1,261,000,000
	Nordea Bank Finland (Grand Cayman)
	0.06%, 5/1/14	500,000,000		500,000,000
	Swedbank (Grand Cayman)
	0.08%, 5/1/14	1,000,000,000		1,000,000,000
	Total Time Deposits
	(cost $5,571,000,000)			5,571,000,000

	U.S. Government Agency—1.0%
	Federal Home Loan Bank
	0.00%—0.01%, 5/1/14—5/2/14
	(cost $266,999,986)	267,000,000		266,999,986

	U.S. Treasury Bills—.9%
	0.10%, 6/12/14
	(cost $249,972,292)	250,000,000		249,972,292

	U.S. Treasury Notes—1.8%
	0.09%—0.18%, 5/31/14—11/30/14
	(cost $477,411,523)	475,000,000		477,411,523

	Principal
Repurchase Agreements—14.0%	Amount ($)	Value ($)
ABN AMRO Bank N.V.
0.04%, dated 4/30/14, due 5/1/14 in the
amount of $74,000,082 (fully collateralized by
$28 U.S. Treasury Inflation Protected Securities,
0.13%, due 7/15/22, value $28 and $74,982,109
U.S. Treasury Notes, 0.63%-4.50%,
due 9/30/15-11/15/22, value $75,479,976)	74,000,000	74,000,000
Bank of Nova Scotia
0.05%, dated 4/30/14, due 5/1/14 in the
amount of $180,000,250 (fully collateralized
by $51,598,410 Federal Home Loan Bank, 0%-2%,
due 5/1/14-10/18/24, value $49,290,329,
$3,826,627 Federal Home Loan Mortgage Corp.,
4.75%, due 11/17/15, value $4,174,398,
$83,677,012 Federal National Mortgage Association,
0.75%-6.25%, due 12/19/14-5/15/29, value
$83,487,562, $14,064,094 U.S. Treasury Bills,
due 10/9/14-11/13/14, value $14,060,564,
$5,797,648 U.S. Treasury Bonds, 4.38%-6.13%,
due 11/15/27-11/15/39, value $7,845,417 and
$24,016,966 U.S. Treasury Notes, 1.25%-5.13%,
due 5/15/16-12/31/20, value $24,741,743)	180,000,000	180,000,000
Credit Agricole CIB
0.05%, dated 4/30/14, due 5/1/14 in the
amount of $300,000,417 (fully collateralized
by $11,842,105 U.S. Treasury Bonds, 9%,
due 11/15/18, value $16,216,587,
$89,853,963 U.S. Treasury Inflation
Protected Securities, 0.13%-3.38%, due
7/15/14-2/15/42, value $119,560,332
and $169,666,642 U.S. Treasury Notes,
0.25%-4.25%, due 6/30/15-5/15/22,
value $170,223,087)	300,000,000	300,000,000
Federal Reserve Bank of New York,
0.05%, dated 4/30/14, due 5/1/14 in the
amount of $2,100,002,917 (fully collateralized
by $1,767,865,100 U.S. Treasury Bonds, 4.38%,
due 5/15/40, value $2,100,003,029)	2,100,000,000	2,100,000,000
HSBC USA Inc.
0.04%, dated 4/30/14, due 5/1/14 in the
amount of $290,000,322 (fully collateralized
by $296,235,000 U.S. Treasury Notes,
0.38%-1.25%, due 10/31/15-1/31/18,
value $295,800,912)	290,000,000	290,000,000

The Fund

STATEMENT OF INVESTMENTS (continued)

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)
Societe Generale
0.05%, dated 4/30/14, due 5/1/14 in the
amount of $850,001,181 (fully collateralized by
$151,000,000 Federal Farm Credit Bank, 0.78%-1.50%,
due 11/16/15-11/13/17, value $153,098,894,
$184,865,000 Federal Home Loan Bank, 0.45%-1.20%,
due 3/24/16-12/27/18, value $184,265,252,
$145,664,000 Federal National Mortgage
Association, 0.50%-1.70%, due 9/25/17-7/10/18,
value $144,865,579, $392,024,000 Resolution
Funding Corp., 0%, due 1/15/21-4/15/30,
value $287,403,141 and $83,800,000
Tennessee Valley Authority, 5.38%-5.50%,
due 7/18/17-4/1/56, value $97,367,662)	850,000,000	850,000,000
Total Repurchase Agreements
(cost $3,794,000,000)		3,794,000,000

Total Investments (cost $28,010,405,804)	103.3%	28,010,405,804

Liabilities, Less Cash and Receivables	(3.3%)	(895,332,018)

Net Assets	100.0%	27,115,073,786

a Variable rate security—interest rate subject to periodic change.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At April 30, 2014, these securities amounted to $7,198,079,291 or 26.5% of net assets.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	78.2	Savings and Loans	1.8
Repurchase Agreements	14.0	Finance	.3
Asset-Backed/Banking	5.1	Drugs and Pharmaceuticals	.2
U.S. Government/Agency	3.7		103.3

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2014

	Cost	Value
Assets ($):
Investments in securities—See Statement of
investments (including Repurchase Agreements
of $3,794,000,000)—Note 1(b)	28,010,405,804	28,010,405,804
Interest receivable		7,987,804
Receivable for shares of Beneficial Interest subscribed		50
Prepaid expenses		229,426
		28,018,623,084
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		2,894,155
Cash overdraft due to Custodian		422,705
Payable for investment securities purchased		899,925,333
Payable for shares of Beneficial Interest redeemed		108,431
Accrued expenses		198,674
		903,549,298
Net Assets ($)		27,115,073,786
Composition of Net Assets ($):
Paid-in capital		27,115,214,110
Accumulated net realized gain (loss) on investments		(140,324)
Net Assets ($)		27,115,073,786

Net Asset Value Per Share

Institutional Advantage
Net Assets ($)		26,535,253,570
Shares Outstanding		26,535,383,876
Net Asset Value Per Share ($)		1.00
Administrative Advantage
Net Assets ($)		473,114,571
Shares Outstanding		473,123,909
Net Asset Value Per Share ($)		1.00
Investor Advantage
Net Assets ($)		12,831,531
Shares Outstanding		12,831,660
Net Asset Value Per Share ($)		1.00
Participant Advantage
Net Assets ($)		93,874,114
Shares Outstanding		93,874,665
Net Asset Value Per Share ($)		1.00

See notes to financial statements.

STATEMENT OF OPERATIONS

Year Ended April 30, 2014

Investment Income ($):
Interest Income	43,485,206
Expenses:
Management fee—Note 2(a)	38,753,690
Custodian fees—Note 2(b)	786,719
Service Plan fees—Note 2(b)	682,351
Trustees’ fees and expenses—Note 2(d)	557,700
Registration fees	129,269
Professional fees	86,760
Prospectus and shareholders’ reports	48,514
Shareholder servicing costs—Note 2(c)	4,888
Miscellaneous	353,411
Total Expenses	41,403,302
Less—reduction in expenses due to undertaking—Note 2(a)	(13,228,205)
Less—reduction in fees due to earnings credits—Note 2(b)	(20,655)
Net Expenses	28,154,442
Investment Income—Net	15,330,764
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	316,866
Net Increase in Net Assets Resulting from Operations	15,647,630

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended April 30,
	2014	2013
Operations ($):
Investment income—net	15,330,764	24,007,808
Net realized gain (loss) on investments	316,866	28,916
Net Increase (Decrease) in Net Assets
Resulting from Operations	15,647,630	24,036,724
Dividends to Shareholders from ($):
Investment income—net:
Institutional Advantage	(15,330,545)	(23,635,344)
Administrative Advantage	(192)	(372,410)
Investor Advantage	(4)	(4)
Participant Advantage	(23)	(50)
Total Dividends	(15,330,764)	(24,007,808)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Advantage	183,727,110,685	140,001,996,615
Administrative Advantage	2,484,393,083	2,968,537,365
Investor Advantage	24,509,735	30,185,619
Participant Advantage	541,549,556	452,884,727
Dividends reinvested:
Institutional Advantage	5,001,175	7,381,392
Administrative Advantage	1	11,455
Investor Advantage	1	—
Participant Advantage	14	31
Cost of shares redeemed:
Institutional Advantage	(173,621,627,544)	(143,597,293,923)
Administrative Advantage	(2,528,385,946)	(3,126,797,283)
Investor Advantage	(22,027,348)	(30,095,748)
Participant Advantage	(505,461,610)	(578,963,527)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	10,105,061,802	(3,872,153,277)
Total Increase (Decrease) in Net Assets	10,105,378,668	(3,872,124,361)
Net Assets ($):
Beginning of Period	17,009,695,118	20,881,819,479
End of Period	27,115,073,786	17,009,695,118

See notes to financial statements.

The Fund

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Institutional			Year Ended April 30,
Advantage	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.001	.001	.001	.002	.003
Distributions:
Dividends from
investment income—net	(.001)	(.001)	(.001)	(.002)	(.003)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.06	.12	.11	.20	.27
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.16	.16	.16	.16	.16
Ratio of net expenses
to average net assets	.11	.16	.16	.15	.16
Ratio of net investment
income to average
net assets	.06	.12	.11	.20	.27
Net Assets, end of period
($ x 1,000)	26,535,254	16,424,459	20,012,342	40,170,075	28,178,302

See notes to financial statements.

			Year Ended April 30,
Administrative Advantage	2014		2013		2012		2011	2010
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00		1.00		1.00	1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.001	.002
Distributions:
Dividends from investment income—net	(.000)[a]		(.000)[a]		(.000)[a]		(.001)	(.002)
Net asset value, end of period	1.00		1.00		1.00		1.00	1.00
Total Return (%)	.00	[b]	.05		.04		.13	.19
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.23		.23		.23		.23	.23
Ratio of net expenses
to average net assets	.17		.23		.23		.22	.23
Ratio of net investment income
to average net assets	.00	[b]	.05		.04		.13	.19
Net Assets, end of period ($ x 1,000)	473,115		517,102		675,358		752,389	714,946

a Amount represents less than $.001 per share.
b Amount represents less than .01%.

See notes to financial statements.

The Fund

FINANCIAL HIGHLIGHTS (continued)

			Year Ended April 30,
Investor Advantage	2014		2013		2012		2011		2010
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.001
Distributions:
Dividends from investment income—net	(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]		(.001)
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00
Total Return (%)	.00	[b]	.00	[b]	.00	[b]	.00	[b]	.08
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.41		.43		.42		.41		.42
Ratio of net expenses
to average net assets	.16		.30		.27		.35		.39
Ratio of net investment income
to average net assets	.00	[b]	.00	[b]	.00	[b]	.00	[b]	.13
Net Assets, end of period ($ x 1,000)	12,832		10,349		10,259		21,488		24,160

a Amount represents less than $.001 per share.
b Amount represents less than .01%.

See notes to financial statements.

			Year Ended April 30,
Participant Advantage	2014		2013		2012		2011		2010
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.000	[a]
Distributions:
Dividends from investment income—net	(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00
Total Return (%)	.00	[b]	.00	[b]	.00	[b]	.00	[b]	.05
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.56		.56		.56		.56		.56
Ratio of net expenses
to average net assets	.17		.29		.27		.36		.39
Ratio of net investment income
to average net assets	.00	[b]	.00	[b]	.00	[b]	.00	[b]	.05
Net Assets, end of period ($ x 1,000)	93,874		57,785		183,861		263,377		289,396
a Amount represents less than $.001 per share.
b Amount represents less than .01%.

See notes to financial statements.

The Fund

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Cash Advantage Fund (the “fund”) is the sole series of Dreyfus Institutional Cash Advantage Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Institutional Advantage, Administrative Advantage, Investor Advantage and Participant Advantage. Administrative Advantage, Investor Advantage and Participant Advantage shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S.

generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Trustees (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund

NOTES TO FINANCIAL STATEMENTS (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2014 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	28,010,405,804
Level 3—Significant Unobservable Inputs	—
Total	28,010,405,804
† See Statement of Investments for additional detailed categorizations.

At April 30, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis.

Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act.Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of and during the period ended April 30, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2014, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended April 30, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At April 30, 2014, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2014. The fund has $140,324 of post-enactment short-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2014 and April 30, 2013 were all ordinary income.

At April 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .15% of the value of the fund’s average daily net assets and is payable monthly.

The Manager has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. In addition, Participant Advantage shares have a current direct expense limit of .51%, which is still in effect.The reduction in expenses, pursuant to the undertaking, amounted to $12,621,748 for Institutional Advantage shares, $303,141 for Administrative Advantage shares, $35,385 for Investor Advantage shares and $267,931 for Participant Advantage shares during the period ended April 30, 2014.

(b) Under the Service Plan adopted pursuant to Rule 12b-1 under the Act, relating to its Administrative Advantage, Investor Advantage and Participant Advantage shares, the fund pays the Distributor for distributing such classes of shares and for advertising and marketing relating to such classes of shares and for providing certain services relating to shareholder accounts in such classes of shares, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts (“Servicing”), at an aggregate annual rate of .07%, .25% and .40% of the value of the average daily net assets of the fund’s Administrative Advantage, Investor Advantage and Participant Advantage shares, respectively. The Distributor may pay one or more Service Agents (securities dealers, financial institutions or other industry professionals) a fee with respect to the fund’s Administrative Advantage, Investor Advantage and Participant Advantage shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record.The Distributor determines the amounts, if any, to be paid to Service Agents under the Service Plan and the basis on which such payments are made. The fees payable under the Service Plan are payable without regard to actual expenses incurred. During the period ended April 30, 2014, the fund’s Administrative Advantage, Investor Advantage and Participant Advantage shares were charged $368,890, $34,730 and $278,731, respectively, pursuant to the Service Plan.

The Fund

NOTES TO FINANCIAL STATEMENTS (continued)

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund.The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2014, the fund was charged $8,409 for transfer agency services and $366 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $30.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2014, the fund was charged $786,719 pursuant to the custody agreement.These fees were partially offset by earnings credits of $20,625.

The fund compensated The Bank of New York Mellon under a cash management agreement that was in effect until September 30, 2013 for performing certain cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2014, the fund was charged $54 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended April 30, 2014, the fund was charged $9,177 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $3,390,764, Service Plan fees $62,080, custodian fees $275,183, Chief Compliance Officer fees $736 and transfer agency fees $2,433, which are offset against an expense reimbursement currently in effect in the amount of $837,041.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees Dreyfus Institutional Cash Advantage Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Institutional Cash Advantage Fund (the sole series comprising Dreyfus Institutional Cash Advantage Funds) as of April 30, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2014 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Institutional Cash Advantage Fund at April 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 26, 2014

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby reports 88.74% of ordinary income dividends paid during the fiscal year ended April 30, 2014 as qualifying “interest related dividends.”

PROXY RESULTS (Unaudited)

The Company held a special meeting of shareholders on December 6, 2013. The proposal considered at the meeting, and the results, are as follows:

		Shares
	Votes For	Authority Withheld
To elect additional Board Members:
Isabel P. Dunst†	10,129,325,625	433,665,307
Robin A. Melvin†	10,128,369,645	434,621,287
Roslyn M. Watson†	10,127,057,855	435,933,077

† Each of the above Board Members were duly elected by shareholders at the fund’s December 6, 2013 shareholder meeting. In addition, Joseph S. DiMartino, Gordon J. Davis,Whitney I. Gerard, Nathan Leventhal, George L. Perry
and Benaree Pratt Wiley continue as Board Members of the Company.

The Fund

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on April 24, 2014, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”).The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended March 31, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was at or above the Performance Group median and above the Performance Universe median for all periods, ranking in the first quartile of the Performance Universe for all periods.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians. The Board also considered the current fee waiver and expense reimbursement arrangement undertaken by Dreyfus.

The Fund

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the fee waiver and expense reimbursement arrangement and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s relative performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and

The Fund

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (70)
Chairman of the Board (2002)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
No. of Portfolios for which Board Member Serves: 146
———————
Gordon J. Davis (72)
Board Member (2012)
Principal Occupation During Past 5Years:
• Partner in the law firm of Venable LLP (2012-present)
• Partner in the law firm of Dewey & LeBoeuf LLP (1994-2012)
Other Public Company Board Memberships During Past 5Years:
• Consolidated Edison, Inc., a utility company, Director (1997-present)
• The Phoenix Companies, Inc., a life insurance company, Director (2000-present)
No. of Portfolios for which Board Member Serves: 59
———————
Whitney I. Gerard (79)
Board Member (2003)
Principal Occupation During Past 5Years:
• Partner in the law firm of Chadbourne & Parke LLP
No. of Portfolios for which Board Member Serves: 35
———————
Nathan Leventhal (71)
Board Member (2009)
Principal Occupation During Past 5Years:
• Chairman of the Avery-Fisher Artist Program (1997-present)
• Commissioner, NYC Planning Commission (2007-2011)
Other Public Company Board Memberships During Past 5Years:
• Movado Group, Inc., Director (2003-present)
No. of Portfolios for which Board Member Serves: 49

The Fund

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS

Robin A. Melvin (50)
Board Member (2013)†
Principal Occupation During Past 5Years:
• Board Member, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2013-present)
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving orga-
nizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
No. of Portfolios for which Board Member Serves: 113
———————
Roslyn M. Watson (64)
Board Member (2013)†
Principal Occupation During Past 5Years:
• Principal,Watson Ventures, Inc., a real estate investment company (1993-present)
No. of Portfolios for which Board Member Serves: 64
———————
Benaree Pratt Wiley (67)
Board Member (2009)
Principal Occupation During Past 5Years:
• Principal,TheWiley Group, a firm specializing in strategy and business development (2005-present)
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)
No. of Portfolios for which Board Member Serves: 66

INTERESTED BOARD MEMBERS

J. Charles Cardona (58)
Board Member (2014)†
Principal Occupation During Past 5Years:
• President and a Director of the Manager, Executive Vice President of the Distributor, President
of Dreyfus Institutional Services Division (1981-present)
No. of Portfolios for which Board Member Serves: 33

J. Charles Cardona is deemed to be an “interested person” (as defined in the Act) of the fund as a result of his affiliation with The Dreyfus Corporation.
———————
Isabel P. Dunst (67)
Board Member (2013)†
Principal Occupation During Past 5Years:
• Partner, Hogan Lovells LLP
No. of Portfolios for which Board Member Serves: 33

Isabel P. Dunst is deemed to be an “interested person” (as defined in the Act) of the fund as a result of her affiliation with Hogan Lovells LLP, which provides legal services to BNY Mellon and certain of its affiliates.
———————

† Robin A. Melvin, Roslyn M. Watson and Isabel P. Dunst were elected as Board Members of the fund as of
December 6, 2013, effective January 1, 2014. J. Charles Cardona was elected as a Board Member of the fund as of February 27, 2014.
Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork
10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.
Clifford L.Alexander, Jr., Emeritus Board Member
Arthur A. Hartman, Emeritus Board Member
George L. Perry, Emeritus Board Member

The Fund 35

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since	JANETTE E. FARRAGHER, Vice President
January 2010.	and Secretary since December 2011.
Chief Operating Officer and a director of the	Assistant General Counsel of BNY Mellon,
Manager since June 2009, Chairman of	and an officer of 70 investment companies
Dreyfus Transfer, Inc., an affiliate of the	(comprised of 171 portfolios) managed by the
Manager and the transfer agent of the funds,	Manager. She is 51 years old and has been an
since May 2011 and Executive Vice President	employee of the Manager since February 1984.
of the Distributor since June 2007.
From April 2003 to June 2009, Mr. Skapyak was the head
of the Investment Accounting and Support	KIESHA ASTWOOD, Vice President and
Department of the Manager. He is an officer	Assistant Secretary since January 2010.
of 69 investment companies (comprised of 146
portfolios) managed by the Manager. He is 55	Senior Counsel of BNY Mellon, and an officer
years old and has been an employee of the	of 70 investment companies (comprised of 171
Manager since February 1988.	portfolios) managed by the Manager. She is 41
years old and has been an employee of the
Manager since July 1995.

J. CHARLES CARDONA, Executive Vice	JAMES BITETTO, Vice President and
President since April 2002.	Assistant Secretary since August 2005.
President and a Director of the Manager,	Managing Counsel of BNY Mellon and
Executive Vice President of the Distributor,	Secretary of the Manager, and an officer of 70
President of Dreyfus Institutional Services	investment companies (comprised of 171
Division, and an officer of 12 other investment	portfolios) managed by the Manager. He is 47
companies (comprised of 19 portfolios)	years old and has been an employee of the
managed by the Manager. He is 58 years old	Manager since December 1996.
and has been an employee of the Manager	JONI LACKS CHARATAN, Vice President
since February 1981.	and Assistant Secretary since
JOHN PAK, Chief Legal Officer since	August 2005.
March 2013.	Managing Counsel of BNY Mellon, and an
Chief Legal Officer of the Manager and	officer of 70 investment companies (comprised
Associate General Counsel and Managing	of 171 portfolios) managed by the Manager.
Director of BNY Mellon since August 2012;	She is 58 years old and has been an employee
from March 2005 to July 2012, Managing	of the Manager since October 1988.
Director of Deutsche Bank, Deputy Global	JOSEPH M. CHIOFFI, Vice President and
Head of Deutsche Asset Management Legal	Assistant Secretary since August 2005.
and Regional Head of Deutsche Asset
Management Americas Legal. He is an officer	Managing Counsel of BNY Mellon, and an
of 70 investment companies (comprised of 171	officer of 70 investment companies (comprised
portfolios) managed by the Manager. He is 45	of 171 portfolios) managed by the Manager.
years old and has been an employee of the	He is 52 years old and has been an employee
Manager since August 2012.	of the Manager since June 2000.

JOHN B. HAMMALIAN, Vice President and	RICHARD CASSARO, Assistant Treasurer
Assistant Secretary since August 2005.	since January 2008.
Senior Managing Counsel of BNY Mellon,	Senior Accounting Manager – Money Market
and an officer of 70 investment companies	and Municipal Bond Funds of the Manager,
(comprised of 171 portfolios) managed by the	and an officer of 70 investment companies
Manager. He is 50 years old and has been an	(comprised of 171 portfolios) managed by
employee of the Manager since February 1991.	the Manager. He is 55 years old and has
been an employee of the Manager since
SARAH S. KELLEHER, Vice President and
September 1982.
Assistant Secretary since April 2014.
Senior Counsel of BNY Mellon, and an officer	GAVIN C. REILLY, Assistant Treasurer
of 70 investment companies (comprised of 171	since December 2005.
portfolios) managed by the Manager; from	Tax Manager of the Investment Accounting
August 2005 to March 2013,Associate General	and Support Department of the Manager, and
Counsel of Third Avenue Management. She is	an officer of 70 investment companies
38 years old and has been an employee of the	(comprised of 171 portfolios) managed by the
Manager since March 2013.	Manager. He is 45 years old and has been an
employee of the Manager since April 1991.
JEFF PRUSNOFSKY, Vice President and
Assistant Secretary since August 2005.	ROBERT S. ROBOL, Assistant Treasurer
Senior Managing Counsel of BNY Mellon,	since August 2005.
and an officer of 70 investment companies	Senior Accounting Manager – Fixed Income
(comprised of 171 portfolios) managed by the	Funds of the Manager, and an officer of 70
Manager. He is 48 years old and has been an	investment companies (comprised of 171
employee of the Manager since October 1990.	portfolios) managed by the Manager. He is 50
years old and has been an employee of the
JAMES WINDELS, Treasurer since
Manager since October 1988.
November 2001.
Director – Mutual Fund Accounting of the	ROBERT SALVIOLO, Assistant Treasurer
Manager, and an officer of 70 investment	since July 2007.
companies (comprised of 171 portfolios)	Senior Accounting Manager – Equity Funds of
managed by the Manager. He is 55 years old	the Manager, and an officer of 70 investment
and has been an employee of the Manager	companies (comprised of 171 portfolios)
since April 1985.	managed by the Manager. He is 47 years old
and has been an employee of the Manager
since June 1989.

The Fund

OFFICERS OF THE FUND (Unaudited) (continued)

ROBERT SVAGNA, Assistant Treasurer	MATTHEW D. CONNOLLY, Anti-Money
since December 2005.	Laundering Compliance Officer since
Senior Accounting Manager – Equity Funds of	April 2012.
the Manager, and an officer of 70 investment	Anti-Money Laundering Compliance Officer
companies (comprised of 171 portfolios)	of the Distributor since October 2011; from
managed by the Manager. He is 47 years old	March 2010 to September 2011, Global Head,
and has been an employee of the Manager	KYC Reviews and Director of UBS
since November 1990.	Investment Bank; until March 2010,AML
Compliance Officer and Senior Vice President
JOSEPH W. CONNOLLY, Chief Compliance
of Citi Global Wealth Management. He is an
Officer since October 2004.
officer of 65 investment companies (comprised
Chief Compliance Officer of the Manager and	of 166 portfolios) managed by the Manager.
The Dreyfus Family of Funds (70 investment	He is 41 years old and has been an employee
companies, comprised of 171 portfolios). He is	of the Distributor since October 2011.
56 years old and has served in various
capacities with the Manager since 1980,
including manager of the firm’s Fund
Accounting Department from 1997 through
October 2001.

 Notes

NOTES

 Notes

For More Information

Dreyfus Institutional		Transfer Agent &
Cash Advantage Fund		Dividend Disbursing Agent
200 Park Avenue		Dreyfus Transfer, Inc.
New York, NY 10166		200 Park Avenue
Manager and Administrator		New York, NY 10166
The Dreyfus Corporation		Distributor
200 Park Avenue		MBSC Securities Corporation
New York, NY 10166		200 Park Avenue
Custodian		New York, NY 10166
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Ticker Symbols:	Administrative: DDTXX	Participant: DPTXX
	Institutional: DADXX	Investor: DIVXX

Telephone Call your Dreyfus Cash Investment Services Division representative or
1-800-346-3621
Mail Dreyfus Investments Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Access Dreyfus Investments Division at www.dreyfus.com.
You can obtain product information and E-mail requests for information or literature.
The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.
The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on
the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

®
© 2014 MBSC Securities Corporation		0093AR0414

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $31,594 in 2013 and $32,226 in 2014.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $6,000 in 2013 and $6,120 in 2014. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2013 and $0 in 2014.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,293 in 2013 and $3,679 in 2014. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2013 and $0 in 2014.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2013 and $3,121 in 2014. [These services consisted of a review of the Registrant's anti-money laundering program].

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $200,000 in 2013 and $0 in 2014.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $46,010,490 in 2013 and $43,744,573 in 2014.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management            Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and               Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Cash Advantage Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	June 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	June 25, 2014

By: /s/ James Windels
James Windels, Treasurer
Date:	June 25, 2014

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)